Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock Based Compensation
Stock Based Compensation

9. Stock Based Compensation

The following table summarizes stock-based compensation expense recognized for the nine months ended September 30, 2020 and 2019, as follows:

	Nine Months Ended
	September 30,
	2020	2019
Research and development	$1,544	$124
Sales and marketing	1,542	95
General and administrative	6,479	750
Total stock-based compensation expense	$9,565	$969

Equity Incentive Plans

2017 Equity Incentive Plan

During the nine months ended September 30, 2020, the Board of Directors reserved an additional 42,303,790 shares of the Company’s common stock for issuance under the 2017 Plan.

Under the 2017 Plan, stock options are to be granted at a price that is not less than 100% of the fair market value of the underlying common stock at the time of grant. Options granted to newly hired employees typically vest 25% on the first anniversary date of hire and ratably each quarter over the ensuing 36‑month period.

Stock Options

Stock option activity for the Plans in the nine months ended September 30, 2020 is as follows (in thousands, except for share and per share data):

		Options Outstanding
				Weighted-
				Average
	Number of	Number of	Weighted-	Remaining
	Shares Available	Shares	Average	Contractual	Aggregate
	for Issuance	Outstanding	Exercise	Term	Intrinsic
	Under the Plan	Under the Plan	Price	(Years)	Value
Balance at December 31, 2019	3,855,385	38,794,307	$0.14	7.67	$13,056
Additional shares authorized	42,303,790	—	—
Options granted	(31,629,055)	31,629,055	0.82
Options exercised(1)	—	(22,257,454)	0.68
Options canceled	7,053,029	(7,357,510)	0.39
Balance at September 30, 2020	21,583,149	40,808,398	0.33	7.61	354,489
Exercisable at December 31, 2019		20,379,015	0.06	6.85	8,492
Exercisable at September 30, 2020		20,890,313	0.08	6.39	186,721
Unvested at December 31, 2019		18,415,292	0.23	8.58	4,564
Unvested at September 30, 2020		19,918,085	0.59	8.89	167,768
(1) The number of options exercised includes early exercises related to the Executive grants noted below.

The number of unvested stock options as of September 30, 2020 and December 31, 2019 does not include 24.3 million and 11.0 million shares of restricted common stock issued upon the early exercise of certain Executive grants described below.

As of September 30, 2020, unrecognized stock-based compensation expense related to unvested stock options and restricted common stock was approximately $68.6 million. The weighted-average period over which such compensation expense will be recognized is approximately 2 years.

The aggregate intrinsic value of options exercised was $47.8 million and $1.0 million during the nine months ended September 30, 2020 and 2019, respectively.

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the nine months ended September 30, 2020 were as follows:

September 30, 2020
Expected volatility	47.24% – 48.93%
Risk-free interest rate	0.35% – 1.44%
Expected term (in years)	5.95 – 6.25
Expected dividend yield	—
Weighted average estimated fair value of stock options granted during the period	$2.22

Executive grants

2020 CEO Executive Grant

On April 15, 2020, the Board of Directors approved a grant to the Company’s co-founder and Chief Executive Officer of options to purchase shares of Class A common stock at an exercise price of $0.86 per share.

The option was to purchase 13,279,768 shares of Class A common stock, which vest subject to continuous service over a four-year period, whereby 25% of the shares shall vest on the one year anniversary of the grant date and 6.25% of the shares vest quarterly thereafter. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company other than for cause (as defined by the plan), subject to continuous services through the consummation of such event. The grant date fair value of this option was estimated based on the Black-Scholes Model (“BSM”) pricing model, and the total compensation expense that will be recognized over the requisite service period is $21.5 million. As of September 30, 2020, the Company recognized $2.5 million in compensation expense related to this grant. In connection with the merger agreement with Flying Eagle Acquisition Corp., the CEO elected to waive the right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

On May 14, 2020, the option to purchase shares of Class A common stock was early exercised by entering into a promissory note and security agreement with the Company. The promissory note includes outstanding principal of $11.4 million and bears interest at a rate of 0.58%, compounded annually. The principal amount of the promissory note, together with all accrued but unpaid interest, shall become due upon the first to occur of (i) immediately prior to the closing of a deemed liquidation event or Exit Transaction, (ii) termination of the grantee’s employment, (iii) immediately prior to the filing of a registration statement under the Securities Act of 1933, (iv) immediately prior to this note becoming prohibited under Section 13(k) of the Securities Exchange Act of 1934, and (v) nine years. The promissory note is deemed to be non-recourse. Accordingly, the promissory note was recorded as a reduction to Additional paid-in capital, offsetting the proceeds from the early exercise, rather than as a note receivable on the Company’s Balance Sheet. The 13,279,768 shares issued related to the 2020 CEO Executive grants are included in Class A common stock issued and outstanding within these financial statements as they provide the holder with stockholder rights, such as the right to vote the shares with the other holders of Class A common stock and a right to cumulative declared dividends.

2020 CRO Executive Grant

On April 15, 2020, the Board of Directors approved a grant to the Company’s co-founder and Chief Revenue Officer of two separate options to purchase shares of Class B common stock at an exercise price of $0.86 per share.

The first option was to purchase 2,479,849 shares of Class B common stock, which vest subject to continuous service over a four-year period, whereby 25% of the shares shall vest on the one year anniversary of the grant date and 6.25% of the shares vest quarterly thereafter. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company other than for cause (as defined by the plan), subject to continuous services through the consummation of such event. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $3.5 million. As of September 30, 2020, the Company recognized $0.4 million in compensation expense related to this grant. In connection with the merger agreement with Flying Eagle Acquisition Corp., the CRO elected to waive his right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

The second option was to purchase 1,239,925 shares of Class B common stock, which vest subject to continuous service and the achievement of five market condition targets related to the valuation of the Company, ranging from $1.5 billion to $2.7 billion, upon closing of either an Exit Transaction, Financing Event, or Initial Public Offering, on or before April 15, 2024 (“CRO Market Condition Grant”). The CRO Market Condition Grant has implied performance-based vesting conditions because no shares will vest unless the Exit Transaction, Financing Event, or Initial Public Offering occur. Accordingly, as of September 30, 2020, all compensation expense related to the Market Condition Grant remained unrecognized because the performance-based vesting condition was not deemed probable of being achieved. The $2.0 million grant date fair value of the CRO Market Condition Grant, estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied, will be recognized as compensation expense when the performance conditions are met.

On May 14, 2020, the two separate options to purchase shares of Class B common stock were early exercised by entering into a promissory note and security agreement with the Company. The promissory note includes outstanding principal of $3.2 million and bears interest at a rate of 0.58%, compounded annually. The principal amount of the promissory note, together with all accrued but unpaid interest, shall become due upon the first to occur of (i) immediately prior to the closing of a deemed liquidation event or Exit Transaction, (ii) termination of the grantee’s employment, (iii) immediately prior to the filing of a registration statement under the Securities Act of 1933, (iv) immediately prior to this note becoming prohibited under Section 13(k) of the Securities Exchange Act of 1934, and (v) nine years. The promissory note is deemed to be non-recourse and recorded as a reduction to Additional paid-in capital, offsetting the proceeds from the early exercise, rather than as a note receivable on the Company’s Balance Sheet. The total 3,719,774 shares issued related to the co-founder grants are included in Class B common stock issued and outstanding within these financial statements as they provide the holder with stockholder rights, such as the right to vote the shares with the other holders of Class B common stock and a right to cumulative declared dividends.

2020 CTO Executive Grant

On June 8, 2020, the Board of Directors approved a grant to the Company’s Chief Technology Officer of two separate options to purchase shares of Class A common stock at an exercise price of $0.99 per share.

The first option was to purchase 2,035,520 shares of Class A common stock, which vest subject to continuous service over a four-year period, whereby 25% of the shares shall vest on the one year anniversary of the grant date and 6.25% of the shares vest quarterly thereafter. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company for cause (as defined by the plan), subject to continuous services through the consummation of such event. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $9.0 million. As of September 30, 2020, the Company recognized $0.4 million in compensation expense related to this grant. In connection with the merger agreement with Flying Eagle Acquisition Corp., the CTO elected to waive the right to vest as to 100% of the then-outstanding shares upon the consummation of an Exit Transaction.

The second option was to purchase 1,231,244 shares of Class A common stock, which vest subject to continuous service and the achievement of five market condition targets related to the valuation of the Company, ranging from $1.8 billion to $3.0 billion, upon closing of either an Exit Transaction, Financing Event, or Initial Public Offering, on or before June 8, 2024 (“CTO Market Condition Grant”). The CTO Market Condition Grant has implied performance-based vesting conditions because no shares will vest unless the Exit Transaction, Financing Event, or Initial Public Offering occur. Accordingly, as of September 30, 2020, all compensation expense related to the CTO Market Condition Grant remained unrecognized because the performance-based vesting condition was not deemed probable of being achieved. The $3.7 million grant date fair value of the CTO Market Condition Grant, estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied, will be recognized as compensation expense when the performance conditions are met.

Other Stock-Based Compensation

During the nine months ended September 30, 2019, certain existing and new investors acquired $0.7 million of outstanding Class B common stock from a current employee at a purchase price greater than the estimated fair value at the time of the transactions. The Company recorded stock-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transactions of $0.5 million in general and administrative expense.

In April and May 2020, certain existing and new investors acquired $11.0 million of outstanding Class B common stock from employees. The Company recorded stock-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transaction of $2.3 million in general and administrative, $0.7 million in sales and marketing, and $0.4 million in research and development.

In August 2020, the Company’s board of directors granted an executive officer 3,691,455 non-qualified stock options, which vest 25% on the one year anniversary of the start of the vesting period, and 6.25% after each three months of continuous service subsequent to the first year. The grant date fair value of this option was estimated based on the BSM pricing model, and the total compensation expense that will be recognized over the requisite service period is $23.5 million. As of September 30, 2020, the Company recognized $0.9 million in compensation expense related to this grant.

10. Stock Based Compensation

The following table summarizes stock-based compensation expense recognized for the years ended December 31, 2019 and 2018, as follows:

	2019	2018
Research and development	$181	$361
Sales and marketing	111	114
General and administrative	945	6,205
Total stock-based compensation expense	$1,237	$6,680

Equity Incentive Plans

2012 Equity Incentive Plan

In May 2012, the Board of Directors of the Company adopted the 2012 Equity Incentive Plan (the “2012 Plan”). Under the 2012 Plan, the Company may grant stock-based awards to purchase or directly issue shares of common stock to employees, directors and consultants. Options are granted at a price per share equal to the fair market value common stock at the date of grant. The Board of Directors approved the reserve of 41,442,480 shares of the Company’s  Class B common stock for issuance under the 2012 Plan. In November 2015, this plan was superseded by the 2015 Equity Incentive Plan (the “2015 Plan”) and all reserved shares under the 2012 Plan were transferred to the 2015 Plan.

Under the 2012 Plan, stock options are to be granted at a price that is not less than 100% of the fair market value of the underlying common stock at the time of grant. Options granted to newly hired employees typically vest 25% on the first anniversary date of hire and ratably each quarter over the ensuing 36 month period. The maximum term for stock options granted under the 2012 Plan may not exceed ten years from date of grant.

2015 Equity Incentive Plan

In November 2015, the Board of Directors of the Company adopted the 2015 Plan, which serves as a successor to the 2012 Plan and provides for the grant of stock-based awards to purchase or directly issue shares of common stock to employees, directors and consultants. A total of 41,442,480 shares of the Company’s common stock was reserved for issuance under the 2012 Plan, which also includes any shares subject to stock options granted under its 2012 Plan that, after the date the Company’s Board of Directors initially approved its 2015 plan, expire or otherwise terminate without having been exercised in full, are tendered to or withheld by the Company for payment of an exercise price or for satisfying tax withholding obligations or are forfeited to or repurchased by the Company due to failure to vest. Under the 2015 Plan, options granted to newly hired employees typically vest 25% on the first anniversary date of hire and ratably each quarter over the ensuing 36‑month period for the purposes of the service condition.

2017 Equity Incentive Plan

In May 2017, the Board of Directors of the Company adopted the 2017 Equity Incentive Plan (the “2017 Plan”). The Company may grant stock-based awards to purchase or directly issue shares of common stock to employees, directors and consultants. Upon approval, the Board of Directors reserved 26,572,800 shares of the Company’s common stock for issuance under the 2017 Plan.

Under the 2017 Plan, stock options are to be granted at a price that is not less than 100% of the fair market value of the underlying common stock at the time of grant. Options granted to newly hired employees typically vest 25% on the first anniversary date of hire and ratably each quarter over the ensuing 36‑month period.

Stock Options

Stock option activity for the Plans in the years ended December 31, 2019 and 2018 is as follows (in thousands, except for share and per share data):

	Options Outstanding
				Weighted-
				Average
	Number of	Number of	Weighted-	Remaining
	Shares Available	Shares	Average	Contractual	Aggregate
	for Issuance	Outstanding	Exercise	Term	Intrinsic
	Under the Plan	Under the Plan	Price	(Years)	Value
Balance at December 31, 2017	32,119,990	39,849,830	$0.03	8.27	$3,068
Shares canceled due to plan termination	(27,584,900)	—	—
Additional shares authorized	16,371,625	—	—
Options granted	(13,265,217)	13,265,217	0.17
Options exercised	—	(5,402,490)	0.03
Options canceled	3,731,288	(6,337,656)	0.07
Balance at December 31, 2018	11,372,786	41,374,901	0.07	8.14	9,812
Additional shares authorized	8,000,000	—	—
Options granted	(22,851,434)	22,851,434	0.33
Options exercised(1)	—	(16,772,359)	0.25
Options canceled	7,334,033	(8,659,669)	0.12
Balance at December 31, 2019	3,855,385	38,794,307	0.14	7.67	13,056
Exercisable at December 31, 2018		18,177,953	0.04	7.21	5,093
Exercisable at December 31, 2019		20,379,015	0.06	6.85	8,492
Unvested at December 31, 2018		23,196,948	0.12	8.86	4,719
Unvested at December 31, 2019		18,415,292	0.23	8.58	4,564
(1) The number of options exercised includes early exercises related to the Executive grants noted below.

The number of unvested stock options as of December 31, 2019 does not include 11.0 million shares of restricted common stock issued upon the early exercise of the Executive grants described below.

As of December 31, 2019, unrecognized stock-based compensation expense related to unvested stock options and restricted common stock was approximately $3.0 million. The weighted-average period over which such compensation expense will be recognized is approximately 2 years.

The aggregate intrinsic value of options exercised was $1.4 million and $0.5 million during the years ended December 31, 2019 and 2018, respectively.

The assumptions used to estimate the fair value of stock options granted and the resulting fair values for the year ended December 31, 2019 and 2018 were as follows:

	2019	2018
Expected volatility	47.17% – 55.47%	47.69% – 49.17%
Risk-free interest rate	1.57% – 2.64%	2.60% – 3.06%
Expected term (in years)	5.00 – 6.86	5.49 – 6.13
Expected dividend yield	—	—
Weighted average estimated fair value of stock options granted during the year	$0.16	$0.08

Executive grants

On April 29, 2019, the Board of Directors approved a grant to the Company’s co-founder and Chief Executive Officer of two separate options to purchase shares of Class A common stock at an exercise price of $0.32 per share.

The first option was to purchase 4,002,373 shares of Class A common stock, which vest subject to continuous service over a four-year period, whereby 1/48th of the shares vest each month. Vesting will accelerate and (i) vest as to 50% of the then-outstanding shares upon the consummation of an IPO; and (ii) vest as to 100% of the then-outstanding shares upon the earlier of (A) the consummation of an Exit Transaction and (B) termination of service by the Company other than for cause (as defined by the plan), subject to continuous services through the consummation of such event. The $1.7 million grant date fair value of this option, estimated based on the BSM pricing model, will be recognized as compensation expense over the requisite service period. As of December 31, 2019, the Company recognized $0.2 million in compensation expense related to this grant.

The second option was to purchase 8,004,745 shares of Class A common stock, which vest subject to continuous service and the achievement of eight market condition targets related to the valuation of the Company, ranging from $600 million to $2.7 billion, upon closing of either an Exit Transaction, Financing Event, or Initial Public Offering, on or before April 29, 2023 (“Market Condition Grant”). The Market Condition Grant has implied performance-based vesting conditions because no shares will vest unless the Exit Transaction, Financing Event, or Initial Public Offering occur. Accordingly, as of December 31, 2019, all compensation expense related to the Market Condition Grant remains unrecognized because the performance-based vesting condition was not deemed probable of being achieved. The $0.9 million grant date fair value of the Market Condition Grant, estimated using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied, will be recognized as compensation expense when the performance conditions are met.

On April 30, 2019, the two separate options to purchase shares of Class A common stock were early exercised by entering into a promissory note and security agreement with the Company. The promissory note includes outstanding principal of $3.8 million and bears interest at a rate of 2.55%, compounded annually. The principal amount of the promissory note, together with all accrued but unpaid interest, shall become due upon the first to occur of (i) immediately prior to the closing of a deemed liquidation event or Exit Transaction, (ii) termination of the grantees’s employment, (iii) immediately prior to the filing of a registration statement under the Securities Act of 1933, (iv) immediately prior to this note becoming prohibited under Section 13(k) of the Securities Exchange Act of 1934, and (v) nine years. The promissory note is deemed to be non-recourse. Accordingly, the promissory note was recorded as a reduction to Additional paid-in capital, offsetting the proceeds from the early exercise, rather than as a note receivable on the Company’s Balance Sheet. The total 12,007,118 shares issued related to the executive grants are included in Class A common stock issued and outstanding within these financial statements, as they provide the holder with stockholder rights, such as the right to vote the shares with the other holders of Class A common stock and a right to cumulative declared dividends.

Other Stock-Based Compensation

During the year ended December 31, 2018, certain external investors acquired outstanding Class B common stock from current employees at a purchase price greater than the estimated fair value at the time of the transactions. The Company recorded stock-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transactions of $6.3 million. The Company recorded $6.0 million of this expense in general and administrative expense, $0.2 million in research and development expense, and $0.1 million in sales and marketing expense.

During the year ended December 31, 2019, certain external investors acquired outstanding Class B common stock from a current employee at a purchase price greater than the estimated fair value at the time of the transactions. The Company recorded stock-based compensation expense for the difference between the price paid and the estimated fair value on the date of the transactions of $0.5 million in general and administrative expense.